SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	4 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Temporary equity, shares outstanding	18,582,720
Unrecognized tax benefits	$ 0
Unrecognized tax benefits accrued for interest and penalties	0
Federal depository insurance coverage	250,000
Cash and cash equivalents	1,906,348
Initial Public Offering
Offering costs	$ 749,253
Number of warrants issued	11,500,000
Private Placement Warrants
Number of warrants issued	8,900,000
Subsequent Event
Cash and cash equivalents including short term investments		$ 1,906,348
Class A Common Stock
Temporary equity, shares outstanding	18,582,720
Common shares, par value, (per share)	$ 0.0001
Class A, subject to possible redemption
Temporary equity, shares outstanding	18,582,720
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001